Accounts Payable (Details) - Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable Represent Amounts Owned to Suppliers of Goods and Services [Abstract]
Accounts payable	$ 10,494	$ 5,084	$ 1,138
Total		$ 5,084	$ 1,138